UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Pennsylvania — 117.9%
Corporate — 3.1%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35(a)	$3,745	$1,812,580
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,608,452
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,731,045
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	191,826
National Gypsum Co., 5.50%, 11/01/44	135	143,027

		6,486,930
County/City/Special District/School District — 30.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	199,665
5.00%, 5/01/42	450	469,296
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 8/01/34	1,610	1,862,367
5.00%, 8/01/35	1,210	1,396,921
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,112,794
Boyertown Area School District, GO:
5.00%, 10/01/36	610	699,841
5.00%, 10/01/38	920	1,051,983
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGM), 5.25%, 12/15/18(b)	5,000	5,231,300
City of Philadelphia Pennsylvania, GO, Refunding Series A (AGC):
5.00%, 8/01/19(b)	255	271,929
5.00%, 8/01/24	2,115	2,250,466
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,258,035

	Par (000)	Value
County/City/Special District/School District (continued)
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	$780	$904,160
5.00%, 12/01/40	1,000	1,152,880
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	260	279,607
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(b)	500	538,415
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	175	202,800
County of York Pennsylvania, GO, Refunding, 5.00%, 03/01/36	500	544,820
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,235	1,427,388
Fox Chapel Area School District, GO:
5.00%, 2/01/39	1,345	1,569,037
5.00%, 2/01/42	1,250	1,452,712
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,115,749
Marple Newtown School District, GO, (AGM), 5.00%, 06/01/19(b)	4,100	4,347,148
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	713,657
Philadelphia School District, GO, Series E(b):
2015, 6.00%, 9/01/18	5	5,201
2015-2, 6.00%, 9/01/18	5	5,201
6.00%, 9/01/18	3,340	3,475,437
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(c)	6,145	4,058,158
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,414,234
Corry Area School District, CAB, 0.00%, 12/15/22(c)	1,640	1,460,289
Corry Area School District, CAB, 0.00%, 12/15/23(c)	1,980	1,710,007
Corry Area School District, CAB, 0.00%, 12/15/24(c)	1,980	1,652,013

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
County/City/Special District/School District (continued)
State Public School Building Authority, RB (AGM) (continued):
Corry Area School District, CAB, 0.00%, 12/15/25(c)	$1,770	$1,425,930
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC)(b):
5.00%, 5/15/19	215	227,636
5.00%, 5/15/19	215	227,636
5.00%, 5/15/19	855	905,248
Township of Bristol Pennsylvania School District, GO:
5.00%, 6/01/40	775	870,596
5.25%, 6/01/43	6,925	7,876,287
(BAM), 5.00%, 6/01/42	1,685	1,899,416
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,391,387
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	435	489,732
5.00%, 4/01/46	1,435	1,611,074
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	130	150,154

		62,908,606
Education — 18.5%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	109,112
5.00%, 8/15/25	100	108,883
5.00%, 8/15/26	100	108,883
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	210,362
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19(b)	900	954,090
6.38%, 1/01/39	100	104,402
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,205	1,377,604
5.00%, 8/01/45	3,610	4,105,653

	Par (000)	Value
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 7/01/47	$2,480	$2,737,697
Haverford College, 5.00%, 5/15/20(b)	340	371,640
Haverford College, 5.00%, 11/15/35	75	80,924
Villanova University, 5.25%, 12/01/19(b)	100	108,361
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	610	682,999
St. Luke’s University Health Network Project, 5.00%, 8/15/46	1,000	1,097,630
Pennsylvania Higher Educational Facilities Authority, RB:
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,527,145
Thomas Jefferson University, 5.00%, 3/01/20(b)	1,000	1,086,090
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,363,558
La Salle University, 5.00%, 5/01/37	1,325	1,408,528
La Salle University, 5.00%, 5/01/42	1,855	1,951,998
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	302,896
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,236,260
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,070,641
University of the Sciences Philadelphia, 5.00%, 11/01/31	775	880,353
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	300	323,133
Widener University, Series A, 5.25%, 7/15/33	1,580	1,732,012
Widener University, Series A, 5.50%, 7/15/38	385	422,387

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Education (continued)
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	$2,710	$3,022,138
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 04/01/45	2,170	2,456,527
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	970,743
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	435	474,537
5.00%, 7/01/35	485	522,578
5.00%, 7/01/45	300	318,645
5.00%, 7/01/47	820	875,858
University of Pittsburgh Commonwealth Higher Education, RB, Capital Project, Series B, 5.00%, 03/15/19(b)	610	642,068

		38,746,335
Health — 23.3%
Berks County Industrial Development Authority, Refunding RB:
The Highlands At Wyomissing, Series A, 5.00%, 5/15/32	450	505,877
The Highlands At Wyomissing, Series A, 5.00%, 5/15/37	345	382,219
The Highlands At Wyomissing, Series A, 5.00%, 5/15/42	205	225,211
Tower Health Projects, 5.00%, 11/01/47	1,500	1,673,670
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	3,000	3,363,030
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,573,660
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	827,095
Series A3, 5.50%, 11/01/31	500	538,285

	Par (000)	Value
Health (continued)
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	$2,410	$2,939,911
County of Chester Health & Education Facilities Authority, Refunding RB, Main Line Health System, Series A, 5.00%, 10/01/52	2,290	2,588,181
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	216,873
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	2,600	2,814,266
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19(b)	240	258,019
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/42	415	447,163
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project:
5.00%, 11/01/28	575	657,087
5.00%, 11/01/35	425	472,643
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 07/01/18(b)	7,995	8,202,710
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(b)	490	520,498
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(b)	235	258,697
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	958,749

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
County of Montgomery Pennsylvania IDA, Refunding RB (continued):
Acts Retirement-Life Communities, 5.00%, 11/15/28	$555	$611,893
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	220	221,027
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/41	460	513,990
County of Wayne Hospital & Health Facilites Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	2,595	2,664,105
Geisinger Authority Pennsylvania, RB, Series A, 5.25%, 06/01/19(b)	1,000	1,064,190
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,656,892
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	520	569,462
5.75%, 5/01/35	865	947,521
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	1,000	1,078,100
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41(d)	940	1,043,024
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19(e)	1,310	1,381,015
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	2,055	2,268,967
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A(b):
6.00%, 12/01/18	595	626,029

	Par (000)	Value
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A(b) (continued):
6.00%, 12/01/18	$655	$689,518

		48,759,577
Housing — 8.0%
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,569,698
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	420,320
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	421,520
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	1,705	1,716,850
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,028,420
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,634,896
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 115-A, AMT, 4.20%, 10/01/33(d)	705	736,979
Series 119, 3.50%, 10/01/36	1,515	1,532,801
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,010,770
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	774,871
4.00%, 12/01/46	2,970	2,994,770
4.00%, 12/01/51	790	790,577

		16,632,472
State — 7.6%
Commonwealth of Pennsylvania, GO, 1st Series(b):
5.00%, 6/01/22	2,460	2,789,517
5.00%, 4/01/23	1,000	1,152,080
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 06/30/42	7,500	8,316,225

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
State (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	$3,270	$3,704,092

		15,961,914
Transportation — 20.2%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,126,525
AMT (AGM), 5.00%, 6/15/37	5,900	5,917,464
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,733,655
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	552,748
5.00%, 1/01/37	2,285	2,605,174
Series D, 5.00%, 1/01/40	750	803,843
Series D (AGM), 5.00%, 1/01/40	1,560	1,677,172
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,493,323
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(c)	4,760	1,682,422
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(c)	1,275	526,371
Remarketing, Series C (NPFGC), 5.00%, 12/01/18(b)	4,600	4,793,154
Sub-Series A, 5.13%, 12/01/20(b)	75	83,610
Sub-Series A, 5.13%, 12/01/20(b)	25	27,910
Sub-Series B-1, 5.00%, 6/01/42	2,345	2,645,441
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B (AGM)(b):
5.25%, 6/01/19	1,695	1,803,802
5.25%, 6/01/19	1,805	1,920,863
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b):
5.00%, 6/01/21	1,860	2,098,601

	Par (000)	Value
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b) (continued):
5.00%, 6/01/21	$2,465	$2,781,210

		42,273,288
Utilities — 7.1%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 8/01/20(b)	660	730,495
5.25%, 8/01/40	1,040	1,130,459
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	926,608
5.00%, 8/01/31	600	693,144
5.00%, 8/01/32	800	921,176
5.00%, 8/01/33	400	458,788
5.00%, 8/01/34	700	799,750
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19(b)	800	838,184
Series A, 5.25%, 10/01/52	810	945,594
Series C (AGM), 5.00%, 8/01/40	3,350	3,626,609
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,623,150
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	33,174
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/33	420	478,712
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	1,605	1,688,235

		14,894,078

Total Municipal Bonds — 117.9%		246,663,200

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Pennsylvania — 47.2%
Education — 16.6%
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	$3,900	$4,492,966
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 6/15/38	11,335	11,822,013
University of Pennsylvania Health System, Series A, 5.75%, 8/15/21(b)	5,120	5,941,146
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,815	8,006,879
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2 (AGM), 5.00%, 06/01/35	1,850	2,127,407
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, RB, Capital Project, Series B, 5.00%, 09/15/28(b)	2,202	2,315,511

		34,705,922
Health — 17.0%
Geisinger Authority Pennsylvania, RB:
Series 1, 5.13%, 6/01/19(b)	3,000	3,183,945
Series 1, 5.25%, 6/01/39(b)	3,128	3,325,161
Series A-1, 5.13%, 6/01/41	7,430	7,996,369
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 06/01/44	7,000	7,710,255
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	8,000	8,197,520

	Par (000)	Value
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	$4,680	$5,186,892

		35,600,142
Housing — 2.7%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 114-C, 3.70%, 10/01/42	2,675	2,745,126
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	2,810	2,935,776

		5,680,902
State — 8.0%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/19(b)	6,028	6,338,852
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax Remarketing, Series C (NPFGC), 5.00%, 12/01/32(b)	10,000	10,415,150

		16,754,002
Transportation — 1.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,974,756

Utilities — 1.9%
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	3,493	3,981,022

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.2%		98,696,746

Total Long-Term Investments (Cost — $328,415,735) — 165.1%		345,359,946
Other Assets Less Liabilities — 1.0%		1,898,291
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.7)%		(55,757,622)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.4)%		(82,333,554)

Net Assets Applicable to Common Shares — 100.0%		$209,167,061

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	489,482	(489,482)	—	—	$49	$(17)	$—

*	Security no longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(25)	December 2017	$2,930	$29,066
10-Year U.S. Treasury Note	(44)	December 2017	5,497	85,210
Long U.S. Treasury Bond	(45)	December 2017	6,861	130,864
Ultra Long U.S. Treasury Bond	(13)	December 2017	2,142	46,487

Total				$291,627

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$345,359,946	$—	$345,359,946

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$291,627	$—	$—	$291,627

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (concluded) October 31, 2017	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statements purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,651,315)	$—	$(55,651,315)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

Total	$—	$(138,251,315)	$—	$(138,251,315)

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 21, 2017